Commitments and Contingencies	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. COMMITMENTS AND CONTINGENCIES

Registration Rights

On May 13, 2020, the Company entered into a Registration Rights Agreement with its Founder, the Underwriters and Insiders. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the Registration Rights Agreement.

Underwriters Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the Offering price less underwriting discounts and commissions. On June 27, 2020, the over-allotment option expired and the Underwriters did not exercise the option as described in Note 3.

The Company paid an underwriting discount of $0.20 per Unit to the Underwriters at the closing of the Offering. The underwriting discount was paid in cash. In addition, the Company has agreed to pay deferred underwriting commissions of $0.40 per Unit, or $8,000,000 in the aggregate. The deferred underwriting commission will become payable to the Underwriters from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement, including the performance of services described below. As further described in Note 4, the Underwriters have purchased 243,479 Private Placement Units, of which each Private Placement Unit consists of one share of the Company’s Common Stock, and three-fourths (3/4) of one Private Placement Warrant, for an aggregate purchase price of $2,434,790.

The Underwriters will use their commercially reasonable efforts to provide the Company with the following services: 1) originating and introducing the Company to potential targets for a Business Combination; 2) arranging institutional investor meetings on the Company’s behalf in connection with obtaining financing for the Business Combination; 3) assisting the Company in meeting its securities exchange listing requirements following the closing of the Offering; and 4) providing capital markets advice and liquidity to the Company following the closing of the Offering. If the Company uses its best efforts (and the Underwriters use commercially reasonable efforts) to obtain financing in private placements or privately negotiated transactions, but notwithstanding such efforts, the Company does not have sufficient cash necessary to consummate the Business Combination and pay the deferred underwriting commission, the Company and the Underwriters will cooperate in good faith to come to a mutually-satisfactory solution with respect to the payment of the deferred underwriting commission so as to ensure that the Company’s obligation to pay the deferred underwriting commission shall not impede the closing of the Business Combination.

Related Party Loan

The Company entered into a promissory note agreement with the Founder under which $100,000 was loaned to the Company for the payment of expenses related to the Offering. The promissory note was non-interest bearing, unsecured and was repaid in full on May 18, 2020.

5. COMMITMENTS AND CONTINGENCIES

Registration Rights

On May 13, 2020, the Company entered into a Registration Rights Agreement with its Founder, the Underwriters and Insiders. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the Registration Rights Agreement.

Underwriters Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the Offering price less underwriting discounts and commissions. On June 27, 2020, the over-allotment option expired and the Underwriters did not exercise the option as described in Note 3.

The Company paid an underwriting discount of $0.20 per Unit to the Underwriters at the closing of the Offering. The underwriting discount was paid in cash. In addition, the Company has agreed to pay deferred underwriting commissions of $0.40 per Unit, or $8,000,000 in the aggregate. The deferred underwriting commission will become payable to the Underwriters from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement, including the performance of services described below. As further described in Note 4, the Underwriters have purchased 243,479 Private Placement Units, of which each Private Placement Unit consists of one share of the Company’s Common Stock, and three-fourths (3/4) of one Private Placement Warrant, for an aggregate purchase price of $2,434,790.

The Underwriters will use their commercially reasonable efforts to provide the Company with the following services: 1) originating and introducing the Company to potential targets for a Business Combination; 2) arranging institutional investor meetings on the Company’s behalf in connection with obtaining financing for the Business Combination; 3) assisting the Company in meeting its securities exchange listing requirements following the closing of the Offering; and 4) providing capital markets advice and liquidity to the Company following the closing of the Offering. If the Company uses its best efforts (and the Underwriters use commercially reasonable efforts) to obtain financing in private placements or privately negotiated transactions, but notwithstanding such efforts, the Company does not have sufficient cash necessary to consummate the Business Combination and pay the deferred underwriting commission, the Company and the Underwriters will cooperate in good faith to come to a mutually-satisfactory solution with respect to the payment of the deferred underwriting commission so as to ensure that the Company’s obligation to pay the deferred underwriting commission shall not impede the closing of the Business Combination.

Related Party Loan

The Company entered into a promissory note agreement with the Founder under which $100,000 was loaned to the Company for the payment of expenses related to the Offering. The promissory note was non-interest bearing, unsecured and was repaid in full on May 18, 2020.